Directors' and prescribed officers' remuneration - Key management share ownership (Details) - shares	Apr. 24, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		13,753,744	11,774,633	7,377,480
%
Directors
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		10,359,306	9,777,728	6,835,179
%
Neal Froneman
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	8,833,665	8,559,665	6,636,286	4,829,128
%		0.30%	0.24%	0.17%
ADR shares held (in shares)		225,408	90,479	3,213
Ordinary shares issued upon conversion of ADRs (in shares)		901,632	361,916	12,852
Charl Keyter
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	1,616,481	1,466,181	2,866,791	1,775,994
%		0.05%	0.10%	0.06%
Timothy Cumming
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		6,000	6,000	1,242
%		0.00%	0.00%	0.00%
Richard Menell
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		10,125	15,125	84,625
%		0.00%	0.00%	0.00%
Keith Rayner
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		68,992	68,992	68,992
%		0.00%	0.00%	0.00%
Susan van der Merwe
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		1,028	1,028	1,027
%		0.00%	0.00%	0.00%
Jeremiah Vilakazi
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		4,220	2,000	0
%		0.00%	0.00%	0.00%
Vincent Maphai
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	217,135	199,724	152,135	50,000
%		0.01%	0.01%	0.00%
Savannah Danson
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		16,519	2,519	2,519
%		0.00%	0.00%	0.00%
Harry Kenyon-Slaney
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		16,852	16,852	16,852
%		0.00%	0.00%	0.00%
ADR shares held (in shares)		4,213	4,213	4,213
Elaine Dorward-King
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		10,000	10,000	4,800
%		0.00%	0.00%	0.00%
ADR shares held (in shares)		2,500	2,500	1,200
Chris Bateman
Disclosure of transactions between related parties [line items]
Number of shares (in shares)				0
%				0.00%
Shadwick Bessit
Disclosure of transactions between related parties [line items]
Number of shares (in shares)				94,707
%				0.00%
Hartley Dikgale
Disclosure of transactions between related parties [line items]
Number of shares (in shares)				0
%				0.00%
Dawie Mostert
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		136,302	26,466	38,975
%		0.00%	0.00%	0.00%
Themba Nkosi
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	283,753	251,583	204,533	59,022
%		0.01%	0.01%	0.00%
ADR shares held (in shares)		5,300
Ordinary shares issued upon conversion of ADRs (in shares)		21,200
Wayne Robinson
Disclosure of transactions between related parties [line items]
Number of shares (in shares)				184,333
%		0.00%	0.00%	0.01%
Richard Stewart
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		788,771	739,633	105,303
%		0.03%	0.03%	0.00%
Robert van Niekerk
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		1,766,770	875,261	24,341
%		0.06%	0.03%	0.00%
Laurent Charbonnier
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		151,012	151,012	35,620
%		0.01%	0.01%	0.00%
ADR shares held (in shares)		37,753	37,753	8,905
Charles Carter
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	440,000	300,000	0	0
%		0.01%	0.00%	0.00%
ADR shares held (in shares)		75,000